TAXATION (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Schedule of Provision for Income Taxes	The provision for income taxes in the Consolidated Statement of Comprehensive Income is summarized below:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Current income tax (benefit) expense
Federal (benefit) expense	$7,289	$(513)	$25,738
State (benefit) expense	5,902	2,841	11,958
Foreign - UK (benefit) expense	—	107	(52)
Total current income tax (benefit) expense	$13,191	$2,435	$37,644
Deferred income tax (benefit) expense
Federal (benefit) expense	$202,133	$(169,531)	$(233,679)
State (benefit) expense	25,460	(11,863)	(29,597)
Foreign - UK (benefit) expense	(141)	55	(62)
Total deferred income tax (benefit) expense	$227,452	$(181,339)	$(263,338)
Total income tax (benefit) expense	$240,643	$(178,904)	$(225,694)

Schedule of Effective Tax Rates Reconciliation	The effective tax rates and differences between the statutory U.S. federal income tax rate and the effective tax rates are summarized as follows:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Income (loss) before taxation	$1,000,344	$(799,502)	$(550,900)
Income tax benefit (expenses)	(240,643)	178,904	225,694
Effective tax rate	24.1%	22.4%	41.0%

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Expected tax at statutory U.S. federal income tax rate	21.0%	21.0%	21.0%
State income taxes, net of federal tax benefit	3.1%	1.2%	4.4%
Federal credits	—%	—%	15.4%
Other, net	—%	0.2%	0.2%
Effective tax rate	24.1%	22.4%	41.0%

Schedule of Net Deferred Income Tax Asset and Effects of Deferred Tax Expense	The following table presents the components of the net deferred tax asset included in non-current assets as of the periods presented:

	December 31, 2023	December 31, 2022
Deferred tax asset
Asset retirement obligations	$103,998	$92,393
Derivative financial instruments	153,057	378,918
Allowance for doubtful accounts	4,235	2,378
Net operating loss carryover	686	3,865
Federal tax credits carryover	163,158	184,975
163(j) interest expense limitation	24,324	15,573
Other	8,695	18,934
Total deferred tax asset	$458,153	$697,036
Deferred tax liability
Amortization and depreciation	$(252,587)	$(255,440)
Investment in partnerships	(74,360)	(82,930)
Total deferred tax liability	$(326,947)	$(338,370)
Net deferred tax asset (liability)	$131,206	$358,666
Balance sheet presentation
Deferred tax asset	$144,860	$371,156
Deferred tax liability	(13,654)	(12,490)
Net deferred tax asset (liability)	$131,206	$358,666
The Group reported the effects of deferred tax expense as of and for the year ended December 31, 2023:

	Opening Balance	Consolidated Statement of Comprehensive Income	Other(a)	Closing Balance
Asset retirement obligations	$92,393	$11,605	$—	$103,998
Allowance for doubtful accounts	2,378	1,857	—	4,235
Net operating loss carryover	3,865	(3,179)	—	686
Federal tax credits carryover	184,975	(21,817)	—	163,158
Property, plant, and equipment and natural gas and oil properties	(255,440)	2,853	—	(252,587)
Derivative financial instruments	378,918	(225,861)	—	153,057
Investment in partnerships	(82,930)	8,570	—	(74,360)
163(j) interest expense limitation	15,573	8,751		24,324
Other	18,934	(10,231)	(8)	8,695
Total deferred tax asset (liability)	$358,666	$(227,452)	$(8)	$131,206
(a)Amounts primarily relate to deferred taxes acquired as part of acquisition purchase accounting.
The Group reported the effects of deferred tax expense as of and for the year ended December 31, 2022:

	Opening Balance	Consolidated Statement of Comprehensive Income	Other(a)	Closing Balance
Asset retirement obligations	$114,182	$(21,789)	$—	$92,393
Allowance for doubtful accounts	1,734	644	—	2,378
Net operating loss carryover	562	3,360	(57)	3,865
Federal tax credits carryover	183,460	1,515	—	184,975
Property, plant, and equipment and natural gas and oil properties	(266,987)	11,360	187	(255,440)
Derivative financial instruments	202,802	176,116	—	378,918
Investment in partnerships	(72,105)	(11,068)	243	(82,930)
163(j) interest expense limitation	—	15,573		15,573
Other	13,306	5,628	—	18,934
Total deferred tax asset (liability)	$176,954	$181,339	$373	$358,666
(a)Amounts primarily relate to deferred taxes acquired as part of acquisition purchase accounting.
The Group reported the effects of deferred tax expense as of and for the year ended December 31, 2021:

	Opening Balance	Consolidated Statement of Comprehensive Income	Other(a)	Closing Balance
Asset retirement obligations	$90,949	$19,052	$4,181	$114,182
Allowance for doubtful accounts	2,968	(1,320)	86	1,734
Net operating loss carryover	474	(1,655)	1,743	562
Federal tax credits carryover	99,117	84,343	—	183,460
Property, plant, and equipment and natural gas and oil properties	(244,874)	65,910	(88,023)	(266,987)
Derivative financial instruments	46,237	156,565	—	202,802
Investment in partnerships	—	(67,379)	(4,726)	(72,105)
Other	4,160	7,822	1,324	13,306
Total deferred tax asset (liability)	$(969)	$263,338	$(85,415)	$176,954
(a)Amounts primarily relate to deferred taxes acquired as part of acquisition purchase accounting.